Significant Accounting Policies - Additional Information (Detail) - CAD		1 Months Ended			12 Months Ended
	May 01, 2016	Dec. 31, 2015	Nov. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Line Items]
Short-term investments original maturity					3 months
Income tax examination, Likelihood of unfavorable settlement					Tax benefits associated with income tax positions taken, or expected to be taken, in a tax return are recorded only when the "more-likely-than-not" recognition threshold is satisfied and are measured at the largest amount of benefit that has a greater than 50% likelihood of being realized upon settlement.
Threshold probability for recognition					50.00%
Asset impairment charges					CAD 0	CAD 0
Embedded derivatives		CAD 0			0	0
Asset retirement obligation		9,000,000			9,000,000	CAD 9,000,000
Facilities In Perpetuity [Member]
Accounting Policies [Line Items]
Asset retirement obligation					0
Hydro One Networks [Member] | 2016 Approved Revenue Requirement [Member]
Accounting Policies [Line Items]
Transmission revenue requirement			CAD 1,480,000,000
Distribution revenue requirement				CAD 1,430,000,000
Hydro One Networks [Member] | 2015 Approved Revenue Requirement [Member]
Accounting Policies [Line Items]
Distribution revenue requirement				1,326,000,000
Hydro One Networks [Member] | 2017 Approved Revenue Requirement [Member]
Accounting Policies [Line Items]
Distribution revenue requirement				CAD 1,486,000,000
Hydro One Networks [Member] | 2016 Subsequently Approved Updated Revenue Requirements [Member]
Accounting Policies [Line Items]
Distribution revenue requirement					1,410,000,000
Hydro One Networks [Member] | 2017 Subsequently Approved Updated Revenue Requirement [Member]
Accounting Policies [Line Items]
Distribution revenue requirement					CAD 1,415,000,000
B2M Limited Partnership [Member]
Accounting Policies [Line Items]
Ownership interest in related party					66.00%
B2M Limited Partnership [Member] | 2016 Approved Revenue Requirement [Member]
Accounting Policies [Line Items]
Transmission revenue requirement		36,000,000
B2M Limited Partnership [Member] | 2015 Approved Revenue Requirement [Member]
Accounting Policies [Line Items]
Transmission revenue requirement		39,000,000
B2M Limited Partnership [Member] | 2017 Approved Revenue Requirement [Member]
Accounting Policies [Line Items]
Transmission revenue requirement		37,000,000
B2M Limited Partnership [Member] | 2018 Approved Revenue Requirement [Member]
Accounting Policies [Line Items]
Transmission revenue requirement		38,000,000
B2M Limited Partnership [Member] | 2019 Approved Revenue Requirement [Member]
Accounting Policies [Line Items]
Transmission revenue requirement		CAD 37,000,000
Hydro One Remote Communities [Member]
Accounting Policies [Line Items]
Increase in basic rate, distribution and generation of electricity	2.10%
Effective date of increase in basic rate, distribution and generation of electricity	May 01, 2016